UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
May 3, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 137
Form Information Table Value Total: $200,524,183




NAME OF ISSUER					TITLE OF CLASS       CUSIP	VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
5640340
119524
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
37025
240000
 Sole
ACCESS PHARMACEUTICALS INC-
common-
00431M209
40347
13677
sole
AES CORP-
common-
00130H105
214828
4300
sole
ALLEGHANY CORP DEL NEW-
common-
017175100
1894000
9470
sole
ALLIANCE CAP MGMT HLDGS LP-
common-
01855A101
313120
7600
sole
ALZA CORP CL A
common-
022615108
348300
8600
sole
AMBASE CORP-
Common-
023164106
77160
128600
sole
AMERICAN EXPRESS CO -
common-
025816109-
4709481
114031
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
8234391
140160
sole
AMER INTL GROUP INC-
common-
026874107-
9119533
113286
 Sole
APPLIED MATERIALS-
common-
038222105-
674250
15500
 Sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
1225700
87550
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
222958
4100
 Sole
AVERY DENNISON CORP-
common-
053611109
280908
5400
sole
BANK AMER CORP -
common-
060505104-
342681
6259
 Sole
BANK OF NEW YORK INC-
common-
064057102-
1919382
38980
 Sole
BANK ONE CORP-
common-
06423A103
226523
6261
sole
BARRA INC-
common-
068313105-
9931464
183916
 Sole
BECTON DICKINSON & CO-
common-
075887109-
381456
10800
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
14183168
6518
 Sole
BKF CAPITAL GROUP INC-
common-
05548G102
331590
15790
sole
BOEING CO -
common-
097023105-
556878
9996
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
947047
19086
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
4931879
83028
 Sole
C-CUBE MICROSYSTEMS INC NEW-
common-
12501N108
246261
20000
sole
CABLEVISION SYS CORP-
common-
12686C109
787048
11186
sole
CAREMARK RX INC-
common-
141705103
276070
21171
sole
CENDANT CORP
Common
151313103
931222
63826
sole
CENTRAL PACIFIC MINERALS ADR-
common-
154762306
43132
10700
sole
CHEVRON CORP-
common-
166751107-
500109
5696
 Sole
CHOICEPOINT INC -
common-
170388102-
625131
18495
 Sole
CHRIS-CRAFT INDUSTRIES INC-
Common-
170520100
229850
3634
sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
1820972
4799
sole
CISCO SYSTEMS INC-
common-
17275R102
215058
13600
sole
CITIGROUP INC.-
common-
172967101-
598008
13295
 Sole
CLARK/BARDES HOLDINGS INC-
common-
180668105
230223
27085
sole
COCA COLA CO -
common-
191216100-
321313
7115
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
270553
4896
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105
455159
13193
sole
COMPUCOM SYSTEMS INC-
common-
204780100
30532
13200
sole
CORNING INC -
common-
219350105-
444836
21500
 Sole
CORRECTIONS CORP AMER NEW-
common-
22025Y100
12480
15600
sole
DANAHER CORP -
common-
235851102-
409200
7500
 Sole
DATA BROADCASTING CORP-
common-
237596101
98911
13025
sole
DELL COMPUTER CORP-
common-
247025109
393026
15300
sole
DELUXE CORP-
common-
248019101
577666
24405
sole
DISNEY WALT CO -
common-
254687106-
6473977
226363
 Sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
245787
6039
 Sole
DUFF & PHELPS UTIL & CORPORATE BD TR INC-
common
26432K108
723360
52800
sole
ELECTRONIC DATA SYS CORP NEW-
Common-
285661104
492965
8825
sole
EQUIFAX INC-
common-
294429105-
695405
22253
 Sole
EQUITY OFFICE PROPERTIES TR-
common-
294741103
396900
13775
sole
EXXON MOBIL CORP
Common-
302290101
777600
9600
sole
EXXON MOBIL CORP-
common-
30231G102
1483677
18317
sole
FANNIE MAE-
common-
313586109
238800
3000
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306
4634317
195113
 Sole
FEDERAL NATIONAL MTG ASSOC-
common-
313586109
238800
3000
sole
FIDELITY NATIONAL FINANCIAL CORP-
common-
316326107
335964
12550
sole
FIFTH THIRD BANCORP -
common-
316773100-
363647
6805
 Sole
FIRST UNION CORP-
common-
337358105-
290532
8804
 Sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
540799
11925
 Sole
FRANCO NEV MNG LTD-
common-
351860101
131733
11900
sole
FREDDIE MAC USDO.21-
common-
313400301
1977704
30506
sole
GANNETT CO INC
Common-
364730101
262768
4400
 Sole
GENERAL ELECTRIC CO-
common-
369604103-
2223633
53121
 Sole
GENERAL MILLS INC -
common-
370334104-
299350
6960
 Sole
GIGA INFORMATION GROUP INC-
common-
37517M109
37969
20250
sole
GILLETTE CO -
common-
375766102-
258773
8302
 Sole
GROUPE BRUXELLES LAMBERT SA-
common-
B4741139
1784647
6621
sole
HARRIS CORP DEL-
common-
413875105-
423225
17100
 Sole
HONEYWELL INTL INC-
common-
438516106
209351
5131
sole
IMS HEALTH INC-
common-
449934108-
6338749
254568
 Sole
INSIGNIA FINANCIAL GROUP INC NEW-
common-
45767A105
388928
32960
sole
INTL BUSINESS MACHINES CORP-
common-
459200101
327012
3400
sole
INTERNATIONAL FLAVORS & FRAGRANCES INC-
common-
459506101
5755123
260885
sole
INTERPUBLIC GROUP COS-
common-
460690100-
215031
6260
 Sole
JOHNSON & JOHNSON -
common-
478160104-
5636830
64443
 Sole
KINDER MORGAN ENERGY PARTNERS LP-
common-
494550106
338847
5370
sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472303
347232
13005
 Sole
KROLL O' GARA CO-
common-
501050108
629414
117100
sole
LEUCADIA NATIONAL CORP-
common-
527288104
2187721
68005
sole
LIBERTY LIVEWIRE CORP CL A-
common-
530709104
41060
11795
sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
295853
29400
sole
LYNCH INTERACTIVE CORP-
common-
551146103
359796
7535
sole
M & T BANK CORP-
common-
55261F104
2673675
38250
sole
MCDONALDS CORP -
common-
580135101-
1062000
40000
 Sole
MEDALLION FINL CORP-
common-
583928106
123171
12165
sole
MERCK & CO INC-
common-
589331107-
7075019
93215
 Sole
METROMEDIA INTL GROUP INC-
common-
591695101
66356
21200
sole
MICROSOFT CORP-
common-
594918104
678130
12400
sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
306505
2950
 Sole
MOTOROLA INC -
common-
620076109-
453009
31768
 Sole
NEW PLAN EXCEL RLTY TR INC-
common-
648053106
304400
19025
sole
NEW YORK TIMES CO CL A -
common-
650111107
200753
4900
sole
NORFOLK SOUTHERN CRP
Common-
655844108
283559
16939
 Sole
NUVEEN PERFORMANCE PLUS MUN FD INC-
common-
67062P108
1228044
88095
sole
OMNICOM GROUP-
common-
681919106-
248640
3000
 Sole
PALL CORP -
common-
696429307-
906479
41354
 Sole
PFIZER INC-
common-
717081103-
7050654
172177
 Sole
PHARMACIA CORPORATION-
common-
71713U102
500980
9946
sole
PHARMACIA CORP-
common-
71713U201
218786
4900
sole
PHILIP MORRIS COS -
common-
718154107-
1304021
27482
 Sole
PICO HOLDINGS INC-
Common-
693366205
292390
20885
sole
PIER 1 INC-
common-
720279108-
661531
50887
 Sole
PIONEER INTEREST SHS-
Common-
723703104
760163
65250
 Sole
PRENTISS PPTYS-
common-
740706106-
271150
11000
 Sole
PRIME RETAIL INC-
common-
741570105-
15600
40000
 Sole
RAYTHEON CO CL B-
Common-
755111408
383409
13050
 Sole
RCN CORP -
common-
749361101-
284864
47233
 Sole
REYNOLDS R J TOB HLDGS INC-
common-
76182K105
388886
6932
sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
535772
9664
 Sole
SBC COMMUNICATIONS INC-
common-
78387G103
229398
5140
sole
SCHERING PLOUGH CORP -
common-
806605101-
1204927
32985
 Sole
SCHLUMBERGER LTD-
Common-
806857108
391748
6800
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
3555081
230550
 Sole
SCRIPPS CO (E.W.) CL A-
common-
811054204
501730
8655
sole
SERVICEMASTER CO-
common-
81760N109-
7959149
708740
 Sole
TRW INC-
common-
872649108
601800
17700
sole
TELEPHONE & DATA SYS INC -
common-
879433100-
432438
4625
 Sole
TEXACO INC-
common-
881694103-
652911
9833
 sole
TOOTSIE ROLL INDS-
common-
890516107
208967
4528
sole
TREMONT ADVISERS INC CL B-
common-
894729201
468544
30850
sole
USA EDUCATIONAL INC-
common-
90390U102
917305
12626
sole
UST INC-
common-
902911106
414690
13800
sole
UNION PACIFIC CORP-
common-
907818108
273938
4870
sole
UNITED GLOBAL COM CL A -
common-
913247508
288292
21965
sole
US OFFICE PRODS CO NEW-
Common-
912325305
833
53659
sole
VIACOM INC CL B-
common-
925524308
267382
6081
sole
VIMPEL COMMUNICATIONS SON ADR-
common-
68370R109
183371
13375
sole
VLASIC FOODS INTL INC-
Common-
928559103
2642
58700
sole
VODAFONE GROUP PLC NEW SPONSORED ADR-
Common-
92857W100
271364
9995
 sole
VORNADO RLTY TR-
common-
929042109
352388
9835
sole
WASHINGTON POST CO CL B -
common-
939640108-
11863566
20525
 Sole
WATER PIK TECHNOLOGIES INC-
Common-
94113U100
117754
16585
sole
WELLS FARGO & CO NEW-
common-
949746101-
761838
15400
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
4981382
16226
 Sole

TOTAL-200524183